Consolidated balance sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Assets
Cash and due from banks	$ 2,161		$ 6,718
Interest-bearing deposits in banks (including pledged deposits of $9,032 in 2013 and $14,519 in 2012)	837,557		700,312
Trading assets (including pledged securities to creditors of $1,262 in 2012)	0		5,265
Securities available-for-sale (including pledged securities to creditors of $296,811 in 2013 and $152,340 in 2012)	334,368		183,017
Securities held-to-maturity (fair value of $33,634 in 2013 and $34,149 in 2012) (including pledged securities to creditors of $13,007 in 2013 and $19,453 in 2012)	33,759		34,113
Investment funds	118,661		105,888
Loans	6,148,298	[1]	5,715,556	[1]
Less:
Allowance for loan losses	72,751		72,976
Unearned income and deferred fees	6,668		7,100
Loans, net	6,068,879	[2]	5,635,480	[3]
Customers' liabilities under acceptances	1,128		1,157
Accrued interest receivable	40,727		37,819
Equipment and leasehold improvements (net of accumulated depreciation and amortization of $13,881 in 2013 and $11,688 in 2012)	10,466		12,808
Derivative financial instruments used for hedging - receivable	15,217	[4]	19,239	[4]
Other assets	8,389		14,580
Total assets	7,471,312		6,756,396
Deposits:
Noninterest-bearing - Demand	663		580
Interest-bearing - Demand	62,384		131,295
Time	2,298,289		2,185,385
Total deposits	2,361,336		2,317,260
Trading liabilities	72		32,304
Securities sold under repurchase agreement	286,162		158,374
Short-term borrowings and debt	2,705,365		1,449,023
Acceptances outstanding	1,128		1,157
Accrued interest payable	13,786		17,943
Long-term borrowings and debt	1,153,871		1,905,540
Derivative financial instruments used for hedging - payable	8,572		11,747
Reserve for losses on off-balance sheet credit risk	5,222		4,841
Other liabilities	27,947		28,348
Total liabilities	6,563,461		5,926,537
Commitments and contingencies
Redeemable noncontrolling interest	49,899		3,384
Stockholders' equity:
Additional paid-in capital in excess of assigned value of common stock	118,646		121,419
Capital reserves	95,210		95,210
Retained earnings	458,699		422,048
Accumulated other comprehensive loss	(12,575)		(730)
Treasury stock	(82,008)		(91,452)
Total stockholders' equity	857,952		826,475
Total liabilities and stockholders' equity	7,471,312		6,756,396
Class A common stock [Member]
Stockholders' equity:
Common stock	44,407		44,407
Common Class B [Member]
Stockholders' equity:
Common stock	20,683		20,683
Common Class E [Member]
Stockholders' equity:
Common stock	$ 214,890		$ 214,890

[1]	Current ratings as of December 31, 2013 and 2012, respectively.
[2]	The carrying value of loans is net of the Allowance for loan losses of $72.7 million and unearned income and deferred fees of $6.7 million for December 31, 2013.
[3]	The carrying value of loans is net of the Allowance for loan losses of $73.0 million and unearned income and deferred fees of $7.1 million for December 31, 2012.
[4]	The fair value of assets and liabilities is reported within the derivative financial instruments used for hedging - receivable and payable lines in the consolidated balance sheets, respectively.